Events After The Reporting Period - Additional Information (Detail)								3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2022 CAD ($)	Jul. 06, 2022 CAD ($) $ / shares shares	Jun. 30, 2022 CAD ($) shares	May 31, 2022 CAD ($)	May 06, 2022 CAD ($)	Apr. 01, 2022 USD ($)	Mar. 28, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Jul. 29, 2022 USD ($)	Jun. 30, 2022 $ / shares	May 05, 2022 USD ($)	Jan. 17, 2022 CAD ($)	Dec. 31, 2018 CAD ($)
Events After The Reporting Period [Line Items]
Promissory notes issued												$ 22,295,710	$ 19,534,988
Warrant liability			$ 718,092					$ 718,092		$ 718,092
Class Of Warrants			856,314					856,314		856,314		866,789	423,303	349,657					95,000
Expense from share-based payment transactions								$ 191,528	$ 360,645	$ 444,461	$ 735,919	$ 1,867,915	$ 1,454,235	$ 1,468,361
Class of warrants exercise price per share | $ / shares		$ 14.25
Repayments of borrowings										$ 8,224,068	7,009,073	$ 9,781,554	$ 9,011,638	$ 6,787,528
Share based compensation by share based award optons granted during the period										167,699		487,775	153,828	323,278
Share based compensation by share based award equity instruments other than options granted during the period												73,164	123,797
Asset Care Initialization [Member]
Events After The Reporting Period [Line Items]
Reversal of revenue previously reported								2,037,014		$ 2,037,014
AssetCare Solutions [Member]
Events After The Reporting Period [Line Items]
Reversal of revenue previously reported								534,662		534,662
Warrants [Member]
Events After The Reporting Period [Line Items]
Class Of Warrants		525,114
Stock Options [Member]
Events After The Reporting Period [Line Items]
Expense from share-based payment transactions								$ 128,441	$ 116,892	$ 320,588	$ 247,790	$ 908,293	$ 677,452	$ 820,613
Equity Incentive Plan [Member] | Stock Options [Member]
Events After The Reporting Period [Line Items]
Expense from share-based payment transactions	$ 161,300
Equity Incentive Plan [Member] | RSU's [member]
Events After The Reporting Period [Line Items]
Expense from share-based payment transactions	151,550
Top of range [member] | Fiera Private Debt Fund VI LP [Member]
Events After The Reporting Period [Line Items]
Borrowings, maturity										October 31, 2022		October 31, 2022
Technology Continuation Agreement [Member]
Events After The Reporting Period [Line Items]
Company received payment															$ 6,000,000
Electric Vehicle [Member]
Events After The Reporting Period [Line Items]
Commitments Income Based Payment sharing ratio							50/50
Commitments project term							20 years
Warrant liability																		$ 195,066
New Agreement Being Replaced With An Old Agreement [Member] | Technology Continuation Agreement [Member] | Agnity Global Inc [Member]
Events After The Reporting Period [Line Items]
Receipt of money from the counterpary including advances returned net of services received	$ 6,000,000
Contract Modification Revenue Reversal [Member]
Events After The Reporting Period [Line Items]
Reversal of revenue previously reported						$ 2,571,676
Contract Modification Revenue Reversal [Member] | Asset Care Initialization [Member]
Events After The Reporting Period [Line Items]
Reversal of revenue previously reported						2,037,014
Contract Modification Revenue Reversal [Member] | AssetCare Solutions [Member]
Events After The Reporting Period [Line Items]
Reversal of revenue previously reported						$ 534,662
Expiry Of Unexcercised Warrants [Member]
Events After The Reporting Period [Line Items]
Class of warrants or rights expired during the period | shares		525,114	19,318
Class of warrants or rights expired during the period exercise price per unit | $ / shares		$ 14.25														$ 15
Grant Of Options And Instruments Other Than Options [Member] | Equity Incentive Plan [Member]
Events After The Reporting Period [Line Items]
Share based compensation by share based award optons granted during the period	161,300
Grant Of Options And Instruments Other Than Options [Member] | Equity Incentive Plan [Member] | RSU's [member]
Events After The Reporting Period [Line Items]
Share based compensation by share based award equity instruments other than options granted during the period	151,550
Promissory note.
Events After The Reporting Period [Line Items]
Promissory notes issued							$ 5,000,000
Promissory note. | Electric Vehicle [Member]
Events After The Reporting Period [Line Items]
Promissory notes issued							$ 15,000,000
Borrowings, maturity							March 31, 2025
Borrowings, interest rate							10.00%
Term Loan [Member] | Fiera Private Debt Fund VI LP [Member]
Events After The Reporting Period [Line Items]
Notional amount														$ 13,000,000
Borrowings, maturity														August 2026
Repayments of borrowings				$ 2,044,086
Term Loan [Member] | Top of range [member] | Fiera Private Debt Fund VI LP [Member]
Events After The Reporting Period [Line Items]
Borrowings, interest rate			9.50%					9.50%		9.50%
Term Loan [Member] | Amendment To Term Loan [Member] | Fiera Private Debt Fund VI LP [Member]
Events After The Reporting Period [Line Items]
Repayments of borrowings					$ 2,044,086
Term Loan [Member] | Amendment To Term Loan [Member] | Fiera Private Debt Fund VI LP [Member] | Previous Interest Rate [Member]
Events After The Reporting Period [Line Items]
Borrowings, interest rate					6.85%
Term Loan [Member] | Amendment To Term Loan [Member] | Fiera Private Debt Fund VI LP [Member] | Current Interest Rate [Member]
Events After The Reporting Period [Line Items]
Borrowings, interest rate					9.50%
Financing of Electric Vehicle Development Projects [Member]
Events After The Reporting Period [Line Items]
Borrowings, maturity										March 31, 2025
Financing of Electric Vehicle Development Projects [Member] | Long-term borrowings [member]
Events After The Reporting Period [Line Items]
Notional amount																	$ 10,000,000